VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Security—0.1%
Non-Agency—0.1%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$36	$36
Total Mortgage-Backed Security (Identified Cost $36)		36

Corporate Bonds and Notes—87.7%
Communication Services—13.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	200	199
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	201
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	295	315
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	367
144A 4.750%, 3/1/30(1)	325	344
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	272
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)	295	309
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	100	102
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	623
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	68
144A 6.625%, 8/15/27(1)(3)	280	137
DISH DBS Corp. 7.750%, 7/1/26	325	368
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	390	415
iHeartCommunications, Inc. 8.375%, 5/1/27	272	291
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	449
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	302
144A 4.750%, 10/15/27(1)	195	202
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	214
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	265	298
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	145
144A 6.500%, 9/15/28(1)	235	247
Telesat Canada
144A 5.625%, 12/6/26(1)	25	25
144A 6.500%, 10/15/27(1)	575	548
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	301
Twitter, Inc. 144A 3.875%, 12/15/27(1)	300	319
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	325	332
144A 9.500%, 5/1/25(1)	85	94
	Par Value	Value

Communication Services—continued
UPC Broadband Finco B.V. 144A 4.875%, 7/15/31(1)	$595	$596
		8,088

Consumer Discretionary—16.6%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	410	416
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)	75	75
144A 7.125%, 7/15/29(1)	315	318
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(3)	325	345
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	356
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	143
144A 8.125%, 7/1/27(1)	105	117
Carnival Corp. 144A 7.625%, 3/1/26(1)	40	44
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	275	275
Carvana Co.
144A 5.625%, 10/1/25(1)	235	244
144A 5.875%, 10/1/28(1)	120	126
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	278
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	280	292
Ford Motor Co.
9.000%, 4/22/25	108	133
9.625%, 4/22/30	69	99
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	212
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	315
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(3)	260	274
Goodyear Tire & Rubber Co. (The)
144A 5.000%, 7/15/29(1)	60	63
144A 5.250%, 7/15/31(1)	100	105
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	300	307
International Game Technology plc 144A 6.250%, 1/15/27(1)	200	228
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	20	21
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	323
M/I Homes, Inc. 4.950%, 2/1/28	280	292
Magic Mergeco, Inc.
144A 5.250%, 5/1/28(1)	35	36
144A 7.875%, 5/1/29(1)	100	103
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	295	302
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	197
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	308
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	195	204
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	$90	$94
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	290	310
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	50	54
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	276
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	30	30
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	225	247
144A 4.250%, 7/1/26(1)	170	170
144A 5.500%, 4/1/28(1)	30	31
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	120	129
144A 7.000%, 5/15/28(1)	160	175
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	341
Tenneco, Inc.
5.375%, 12/15/24	150	150
144A 5.125%, 4/15/29(1)	265	272
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	371
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	310	321
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	500	521
		10,043

Consumer Staples—4.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	612
Chobani LLC 144A 7.500%, 4/15/25(1)	315	328
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	332
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	282
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	270	272
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	385	384
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	120	120
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	305	315
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	290	295
		2,940

Energy—13.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	278
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	150	168
144A 5.750%, 1/15/28(1)	340	358
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	120	136
144A 7.625%, 2/1/29(1)	105	117
144A 5.375%, 3/1/30(1)	100	102
	Par Value	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	$310	$341
BP Capital Markets plc 4.875% (4)	285	313
Callon Petroleum Co.
6.125%, 10/1/24	141	140
144A 8.000%, 8/1/28(1)	10	10
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	175	185
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	338
144A 5.875%, 2/1/29(1)	60	65
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	140	143
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(1)	50	52
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	310	330
CrownRock LP
144A 5.625%, 10/15/25(1)	260	269
144A 5.000%, 5/1/29(1)	170	178
CSI Compressco LP
7.250%, 8/15/22	205	202
144A 7.500%, 4/1/25(1)	195	198
Energy Transfer LP Series H 6.500% (4)	295	301
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	82
144A 6.500%, 7/1/27(1)	90	100
144A 4.500%, 1/15/29(1)	60	61
144A 4.750%, 1/15/31(1)	60	62
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	195	203
144A 6.000%, 2/1/31(1)	195	207
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	300	313
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)(3)	365	360
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	235	242
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(5)	115	2
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	218
Oasis Petroleum, Inc. 144A 6.375%, 6/1/26(1)	25	26
Occidental Petroleum Corp.
5.875%, 9/1/25	130	145
5.500%, 12/1/25	70	77
3.500%, 8/15/29	260	261
6.625%, 9/1/30	265	318
6.125%, 1/1/31	115	135
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	184
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	314
Targa Resources Partners LP 144A 4.875%, 2/1/31(1)	120	130
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	153

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
USA Compression Partners LP 6.875%, 4/1/26	$170	$178
		7,995

Financials—5.8%
Acrisure LLC
144A 7.000%, 11/15/25(1)	240	245
144A 4.250%, 2/15/29(1)	280	276
Ally Financial, Inc. Series B 4.700% (4)	255	264
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	306
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	310
Icahn Enterprises LP
6.250%, 5/15/26	220	233
Series KK 144A 5.250%, 5/15/27(1)	15	15
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	350	350
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	419
Navient Corp. 5.875%, 10/25/24	185	200
OneMain Finance Corp. 6.875%, 3/15/25	370	418
Prospect Capital Corp. 3.706%, 1/22/26	455	467
		3,503

Health Care—8.3%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	332
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	147
144A 8.500%, 1/31/27(1)	270	293
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	600
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	280	296
144A 6.875%, 4/15/29(1)	25	26
144A 6.125%, 4/1/30(1)	60	61
144A 4.750%, 2/15/31(1)	160	161
DaVita, Inc. 144A 4.625%, 6/1/30(1)	285	293
Encompass Health Corp. 4.500%, 2/1/28	285	296
Endo Dac 144A 9.500%, 7/31/27(1)(3)	50	51
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	215	233
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	104
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	293
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	84	90
144A 7.250%, 2/1/28(1)	81	88
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	262
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	$45	$49
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	184
144A 10.000%, 4/15/27(1)	130	143
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	295
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	187
144A 6.250%, 2/1/27(1)	130	136
144A 5.125%, 11/1/27(1)	60	63
144A 7.500%, 4/1/25(1)	80	86
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	245	233
		5,007

Industrials—8.2%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	403
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	190	190
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	530	665
144A 5.500%, 4/20/26(1)	55	58
144A 5.750%, 4/20/29(1)	20	22
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(6)	305	313
Boeing Co. (The) 5.930%, 5/1/60	231	319
Bombardier, Inc. 144A 7.500%, 12/1/24(1)	155	162
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)	300	297
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	290	300
Delta Air Lines, Inc. 3.750%, 10/28/29	315	314
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	163
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	235	244
Fortress Transportation and Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	40	46
Icahn Enterprises LP 5.250%, 5/15/27	265	274
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	160	161
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	290	308
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	306
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	121
5.500%, 11/15/27	205	214
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	47
144A 4.625%, 4/15/29(1)	45	47
		4,974

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—5.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	$170	$179
Elastic N.V. 144A 4.125%, 7/15/29(1)	45	45
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	207
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	335	347
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(3)	205	205
NCR Corp. 144A 5.125%, 4/15/29(1)	315	325
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	305	303
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	295	293
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	456
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	318
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	290	302
Viasat, Inc. 144A 5.625%, 9/15/25(1)	305	311
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	295	306
		3,597

Materials—7.5%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(7)	595	625
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	299
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	179
144A 6.750%, 3/15/26(1)	115	124
CVR Partners LP 144A 6.125%, 6/15/28(1)	10	10
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	287
Hecla Mining Co. 7.250%, 2/15/28	305	333
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	316
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	445	448
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	446
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	310	323
Teck Resources Ltd. 6.125%, 10/1/35	265	341
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	157
144A 6.625%, 11/1/25(1)	265	272
United States Steel Corp.
6.250%, 3/15/26(3)	235	242
6.875%, 3/1/29	155	166
		4,568

	Par Value	Value

Real Estate—2.6%
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	$315	$325
iStar, Inc. 4.250%, 8/1/25	290	298
MPT Operating Partnership LP 3.500%, 3/15/31	315	318
Service Properties Trust 7.500%, 9/15/25	270	306
Uniti Group LP 144A 7.125%, 12/15/24(1)	300	310
		1,557

Utilities—1.5%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	89
144A 5.875%, 4/1/29(1)	90	89
PG&E Corp. 5.250%, 7/1/30	295	298
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	205	188
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	254
		918

Total Corporate Bonds and Notes (Identified Cost $51,245)		53,190

Leveraged Loans—7.4%
Aerospace—0.9%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	50	52
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	295	315
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	185	187
		554

Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(2)	167	167
Energy—0.7%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(2)	85	85
Fieldwood Energy LLC First Lien (3 month LIBOR + 4.250%) 7.500%, 4/11/22(2)(8)	245	127
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(2)	190	191
		403

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financial—0.3%
Asurion LLC Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(2)	$175	$176
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26(2)	214	215
Gaming / Leisure—0.6%
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28(2)	115	117
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(2)	241	232
		349

Healthcare—1.6%
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(2)(9)	300	295
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(2)	133	113
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(2)	260	263
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(2)	321	311
		982

Information Technology—0.3%
Infinite Bidco LLC Second Lien (1 month LIBOR + 7.000%) 7.500%, 2/24/29(2)	175	176
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(2)	15	15
		191

Manufacturing—0.4%
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(2)	120	120
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(2)	120	120
		240

Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(8)	186	189
Media / Telecom - Telecommunications—0.3%
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(2)	204	191
	Par Value	Value

Service—1.0%
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(2)	$79	$77
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(2)	148	147
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	384	390
		614

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(2)	254	248
Total Leveraged Loans (Identified Cost $4,541)		4,519

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(10)	260
Citigroup, Inc. Series T, 6.250%	190(10)	222
		482

Total Preferred Stocks (Identified Cost $442)		482

Common Stocks—0.4%
Communication Services—0.1%
Clear Channel Outdoor Holdings, Inc. Class A(11)	7,282	19
Consumer Discretionary—0.3%
MYT Holding LLC Class B	33,144	178
Energy—0.0%
Frontera Energy Corp.(11)	1,088	7
Financials—0.0%
Neiman Marcus Group, Inc.(11)	116	14
Total Common Stocks (Identified Cost $259)		218

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(11)	8,563	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—96.4% (Identified Cost $56,530)		58,455

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	1,173,133	$1,173
Total Short-Term Investment (Identified Cost $1,173)		1,173

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	1,182,288	1,182
Total Securities Lending Collateral (Identified Cost $1,182)		1,182

TOTAL INVESTMENTS—100.3% (Identified Cost $58,885)		$60,810
Other assets and liabilities, net—(0.3)%		(192)
NET ASSETS—100.0%		$60,618

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $42,910 or 70.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	First pay date will be in October 2021.
(7)	100% of the income received was in cash.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Canada	4
Luxembourg	2
Netherlands	2
Cayman Islands	1
Germany	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of June 30, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$53,190	$—	$53,188	$2
Leveraged Loans	4,519	—	4,519	—
Mortgage-Backed Security	36	—	36	—
Equity Securities:
Common Stocks	218	26	192	—
Preferred Stocks	482	—	482	—
Rights	10	—	—	10
Securities Lending Collateral	1,182	1,182	—	—
Money Market Mutual Fund	1,173	1,173	—	—
Total Investments	$60,810	$2,381	$58,417	$12
Securities held by the Fund with an end of period value of $12 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.